UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21291

Bertolet Capital Trust

(Exact name of registrant as specified in charter)

1414 Sixth Avenue, Suite 900

New York, NY 10019

 (Address of principal executive offices)

(Zip code)

John E. Deysher

1414 Sixth Ave., Suite 900,

New York, NY 10019

 (Name and address of agent for service)

Registrant's telephone number, including area code: (212) 508-4537

Date of fiscal year end: December 31

Date of reporting period: March 31, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

PINNACLE VALUE FUND
BERTOLET CAPITAL TRUST

				Schedule of Investments
				March 31, 2008 (Unaudited)
Shares/Principal Amount		Basis	Market Value	% of Assets

COMMON STOCKS
Business Development Cos.
89,130	Brantley Capital Corp.	46,217	111,412
171,600	MVC Capital, Inc.	2,069,491	2,615,184
		2,115,708	2,726,596	4.00%

Business Services
1,627,683	Sielox, Inc.*	554,777	406,921	0.60%

Conglomerate
355,768	Argan, Inc. *	1,478,630	4,884,695
3,700	Capital Southwest Corp.	370,955	457,764
5,500	Keystone Consol Industries, Inc. *	54,850	55,000
101,449	Regency Affiliates, Inc. *	575,528	493,042
14,400	United Capital Corp. *	316,779	309,744
413,614	WHX Corp. *	3,205,801	827,228
		6,002,543	7,027,473	10.32%

Electric Housewares & Fans
2,200	National Presto Industries, Inc.	89,068	115,280	0.17%

Financial Services
47,100	Asta Funding, Inc.	755,063	656,103
330,845	BKF Capital Group, Inc. *	1,200,242	635,222
507,840	Cadus Corp. *	821,626	909,034
29,700	Center Financial Corp.	261,648	269,082
59,600	Corus Bankshares, Inc.	587,430	579,908
271,570	Cosine Communications, Inc. *	668,134	665,347
117,200	Kent Financial Services, Inc. *	265,452	216,820
157,850	Novt Corp. *	384,457	292,023
6,850	Webfinancial Corp.	62,599	99,325
2,097	Wesco Financial Corp.	810,373	847,188
29,500	Zapata Corp. *	205,705	205,320
		6,022,729	5,375,372	7.89%

Filtration
157,900	Flanders Corp. *	803,761	961,611	1.41%

Healthcare
18,000	Allied Healthcare Products, Inc. *	88,334	111,240
36,100	Hooper Holmes, Inc. *	21,620	23,465
52,800	PDI, Inc. *	497,514	444,576
		607,468	579,281	0.85%

Industrial Instruments For Measurement, Display, and Control
75,100	Electro-Sensors, Inc.	307,988	339,452	0.50%

Insurance
458,900	First Acceptance Corp. *	1,746,697	1,307,865
18,900	Montpelier Re Holdings Ltd.	297,430	303,345
13,400	Safety Insurance Group, Inc.	467,735	457,342
		2,511,862	2,068,552	3.04%

IT Services
400,000	New Horizons Worldwide Inc. *	224,000	680,000
108,800	Technology Solutions Co. *	816,478	316,608
		1,040,478	996,608	1.46%

Newspaper Publishing & Printing
25,700	McClatchy Co.	637,946	274,990	0.40%

Mailboxes & Lockers
77,200	American Locker Group, Inc. *	459,549	266,340	0.39%

Manufactured Housing/RV
55,800	Coachmen Industries, Inc. *	161,885	166,284
2,800	Flexsteel Industries, Inc.	33,460	37,744
		195,345	204,028	0.30%

Optical Instruments & Lenses
435,905	Meade Instruments Corp. *	706,388	562,317	0.83%

Real Estate
15,100	Avatar Holdings, Inc.	562,917	658,209
479	USA Real Estate Investors Trust	233,764	235,668
		796,681	893,877	1.31%

Retail-Family Clothing Stores
116,800	Stein Mart, Inc.	495,040	656,416	0.96%

Ship & Boat Building & Repairing
145,672	Conrad, Inc. *	200,299	1,966,572	2.89%

Technology
297,400	Peak International Ltd. *	648,006	571,008
127,100	SYS *	252,396	273,265
		900,402	844,273	1.24%

Telecommunications
341,600	NMS Communications Corp. *	532,791	512,400	0.75%

Textiles
369,310	International Textil Group, Inc.	809,057	609,362	0.89%

Total for Common Stock		$ 25,789,880	$ 27,387,721	40.22%

Exchanged Traded Funds
18,700	Ultrashort Oil & Gas Proshares	710,744	719,950

Total for Exchange Traded Funds		$ 710,744	$ 719,950	1.06%

Preferred Stock
39,500	Ameritrans Capital Corp. Pfd.	457,095	417,910
49,870	Aristotle Corp. Pfd. - I	392,770	478,752

Total for Preferred Stock		$ 849,865	$ 896,662	1.32%

SHORT TERM INVESTMENTS
Money Market Fund
39,178,798	First American Government Obligation Fund Cl Y 2.53% **	39,178,798	39,178,798

Total for Short Term Investments		$ 39,178,798	$ 39,178,798	57.54%

	Total Investments	$ 66,529,287	$ 68,183,131	100.13%

	Liabilities in excess of other Assets		(89,297)	(0.13)%

	Net Assets		$ 68,093,834	100.00%

* Non-Income producing securities.
** Dividend Yield

NOTES TO FINANCIAL STATEMENTS
Pinnacle Value Fund
1. SECURITY TRANSACTIONS
At March 31, 2008, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $66,529,287 amounted to $1,653,843, which consisted of aggregate gross unrealized appreciation of
$7,366,026 and aggregate gross unrealized depreciation of $5,712,183.

ITEM 2. CONTROLS AND PROCEDURES.

    (a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

      (b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Bertolet Capital Trust

By /s/John E. Deysher President

*John E. Deysher President

Date May 16, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/John E. Deysher Treasurer

*John E. Deysher Treasurer

Date May 16, 2008

* Print the name and title of each signing officer under his or her signature.